Schedule of Fair Value Derivative Liability (Details)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 01, 2023
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input	0.13
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input	90
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input	5.0
Measurement Input Probability of IPO [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input	60
Notes Three [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input
Notes Three [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input				0.25
Notes Three [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input				90
Notes Three [Member] | Measurement Input Probability of IPO [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input				60
Notes One, Two and Three [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input
Notes One, Two and Three [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input		0.13	0.25
Notes One, Two and Three [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input		90	90
Notes One, Two and Three [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input		5.00	4.70
Notes One, Two and Three [Member] | Measurement Input Probability of IPO [Member]
Short-Term Debt [Line Items]
Derivative liability, measurement input		60	60